Net finance (costs)/income (Tables)	6 Months Ended
Dec. 31, 2023
Net finance (costs)/income
Schedule of net finance (costs)/income

	Three months ended		Six months ended
	31 December		31 December
	2023	2022	2023	2022
	£’000	£’000	£’000	£’000
Interest payable on bank loans and overdrafts	(65)	(393)	(313)	(1,206)
Interest payable on secured term loan facility, senior secured notes and revolving facilities	(10,407)	(7,552)	(18,798)	(13,762)
Interest payable on lease liabilities (Note 15)	(72)	(41)	(348)	(64)
Amortization of issue costs on secured term loan facility, senior secured notes and revolving facilities	(570)	(188)	(753)	(365)
Foreign exchange losses on retranslation of unhedged US dollar borrowings (1)	—	—	(421)	(2,703)
Unwinding of discount relating to registrations	(4,471)	(2,305)	(7,951)	(3,477)
Interest on provisions	(62)	(78)	(149)	(138)
Hedge ineffectiveness on cash flow hedges	—	—	—	(241)
Fair value movement on derivative financial instruments:
Embedded foreign exchange derivatives	(946)	(15,720)	(9,109)	—
Total finance costs	(16,593)	(26,277)	(37,842)	(21,956)
Interest receivable on short-term bank deposits	223	61	572	191
Foreign exchange gains on retranslation of unhedged US dollar borrowings (2)	13,332	37,737	—	—
Reclassified from hedging reserve	—	—	—	—
Hedge ineffectiveness on cash flow hedges	2,763	594	2,376	—
Fair value movement on derivative financial instruments:
Embedded foreign exchange derivatives	—	—	—	2,892
Total finance income (3)	16,318	38,392	2,948	3,083
Net finance (costs)/income	(275)	12,115	(34,894)	(18,873)
(1)Unrealized foreign exchange losses on unhedged USD borrowings due to an unfavourable swing in foreign exchange rates.
(2)Unrealized foreign exchange gains on unhedged USD borrowings due to a favourable swing in foreign exchange rates.

10Net finance (costs)/income (continued)

(3)Each element of finance income is split based on its position in both the three months ended 31 December 2023 and the six months ended 31 December 2023. In the current year, exchange rate fluctuations have resulted in income for the three months ended 31 December 2023 that is greater than the total net position across the six months ended 31 December 2023.